Accrued expenses and other current liabilities - Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued expenses and other current liabilities
Deposits from offline distributors, retailers and others	¥ 16,654		¥ 12,080
Professional service fee payables	78,618		33,601
Product warranty	1,401		5,125
Payables on equipment	505		516
Accrued liabilities to suppliers	19,670		37,194
Payable related to employees' exercise of share-based awards	3,753		8,269
Current portion of loan notes	15,494
Others	13,457		12,031
Accrued expenses and other current liabilities	¥ 149,552	$ 21,386	¥ 108,816